Provisions (Tables)	6 Months Ended
Jun. 30, 2025
Provisions
Schedule of provisions

	As at June 30,	As at December 31,
(in EUR 000)	2025	2024
Provision for constructive obligation	309	672
Other provisions	95	328
Total provisions	404	1,000